Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of March 31, 2015 and 2014:

	March 31,
	2015	2014
Warrants	7,722,501	634,300
Stock options	757,977	—
Convertible promissory notes	6,988,354	5,520,528
	15,468,832	6,154,828

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Warrants	7,023,464	634,300
Stock options	757,977	—
Convertible promissory notes	6,911,659	5,095,427
	14,693,100	5,729,727